                          UNIVERSAL ANNUITY ADVANTAGE
                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2010
                     GROUP AND INDIVIDUAL ANNUITY CONTRACTS
                  ISSUED BY BRIGHTHOUSE LIFE INSURANCE COMPANY
                                      AND
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
This supplement updates information contained in the prospectus dated May 1, 2010 as supplemented annually and from time-to-time. The following information supplements and, to the extent it is inconsistent therewith, replaces the information set forth in the prospectus, as supplemented. Please retain the prospectus, all previous supplements to the prospectus, and this supplement for future reference.

Please write or call Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9368, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

The prospectus describes individual and group Universal Annuity Advantage Variable Annuity Contracts ("Contracts") issued by Brighthouse Life Insurance Company. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A

     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix A -- Additional Information Regarding the Underlying Funds."

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to . An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-(800) 842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.42%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.04%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --             0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --             0.06%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................    0.70%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.66%       --             0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.50%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --              0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................   --             0.78%       --              0.78%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................   --             0.70%     0.10%             0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.97%     0.01%             0.96%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%     0.03%             0.71%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.62%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+..........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.56%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......    0.54%     0.25%          0.08%
 Equity-Income Portfolio -- Initial Class........    0.44%       --           0.09%
 Mid Cap Portfolio -- Service Class 2............    0.54%     0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........    0.80%     0.25%          0.05%
 Templeton Developing Markets VIP Fund...........    1.05%     0.25%          0.12%
 Templeton Foreign VIP Fund......................    0.77%     0.25%          0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Overseas Portfolio..............    0.46%     0.25%          0.11%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --           0.04%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.69%       --           0.05%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.57%            0.94%     0.02%           0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.59%            0.90%       --            0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.61%            0.91%       --            0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%           0.54%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%           0.27%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --            0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --            0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.64%     0.06%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+..........................   --             0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......   --             0.87%       --            0.87%
 Equity-Income Portfolio -- Initial Class........ 0.03%            0.56%       --            0.56%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+......... 0.01%            1.11%     0.01%           1.10%
 Templeton Developing Markets VIP Fund...........   --             1.42%     0.01%           1.41%
 Templeton Foreign VIP Fund...................... 0.02%            1.09%     0.01%           1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Overseas Portfolio..............   --             0.82%       --            0.82%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.79%       --            0.79%
 ClearBridge Variable Appreciation
  Portfolio......................................   --             0.74%       --            0.74%

                                                     DISTRIBUTION
                                                        AND/OR
                                        MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                             FEE      (12B-1) FEES   EXPENSES
-------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Large Cap Growth
  Portfolio...........................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio...........................    0.65%          --          0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio...........................    0.75%          --          0.07%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................    0.65%          --          0.64%



                                                         TOTAL       FEE WAIVER    NET TOTAL
                                          ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                          FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------- -------------- ----------- --------------- -----------
 ClearBridge Variable Large Cap Growth
  Portfolio...........................      --          0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio...........................      --          0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio...........................      --          0.82%       --              0.82%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................      --          1.29%     0.40%             0.89%

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-(800) 842-9406 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


          UNDERLYING FUND                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
----------------------------------- ---------------------------------------- -------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --   Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                            consistent with income generation        Subadviser: BlackRock Financial
                                    and prudent investment management.       Management, Inc.
Brighthouse Asset Allocation 100    Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value         Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                        Subadvisers: Delaware Investments
                                                                             Fund Advisers; Wells Capital
                                                                             Management Incorporated
Brighthouse/Wellington Large Cap    Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                               Subadviser: Wellington Management
                                                                             Company LLP
Clarion Global Real Estate          Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A               in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                    both capital appreciation and current    LLC
                                    income.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
ClearBridge Aggressive Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --        Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
Loomis Sayles Global Markets         Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                through a combination of capital          Subadviser: Loomis, Sayles &
                                     appreciation and income.                  Company, L.P.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index               Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                           Bond Index.                              Advisors, LLC
MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index              Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                              Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A                                   capital.                                 Management Company

             UNDERLYING FUND                         INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- -------------------------------------
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --             consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.     Fidelity Management & Research
 Class 2                                                                            Company
                                                                                    Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial        Seeks reasonable income. The fund         Fidelity Management & Research
 Class                                    will also consider the potential for      Company
                                          capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund+
Templeton Developing Markets VIP          Seeks long-term capital appreciation.     Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund                Seeks long-term capital growth.           Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Overseas Portfolio        Seeks long-term growth of capital.        Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive           Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Appreciation         Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                          LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap            Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap Value      Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio                                its primary objective. Current income     LLC
                                          is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Small Cap            Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC

          UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------- ------------------------------
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                           OTHER UPDATED INFORMATION
--------------------------------------------------------------------------------
1. Under "Transfers - Market Timing/Excessive Trading," the name of the Monitored Portfolio "Janus Aspen Series Overseas Portfolio" is revised to be "Janus Aspen Series Janus Henderson Overseas Portfolio."

2. The subsection "Cybersecurity Risks" under "The Separate Account" is deleted and replaced with the following:


CYBERSECURITY RISKS


Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times.

3. The subsection "Insurance Company" under "Other Information" is deleted and replaced with the following:


THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife's shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.

4. Financial Statements

FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


          11225 North Community House Road     Telephone:
          Charlotte, NC 28211                  (800) 842-9406

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


The Underlying Funds listed below were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES

The following Underlying Funds were renamed:


             FORMER NAME                                    NEW NAME
------------------------------------- ----------------------------------------------------
JANUS ASPEN SERIES                    JANUS ASPEN SERIES
Overseas Portfolio - Service Shares   Janus Henderson Overseas Portfolio - Service Shares


                                      A-1